Institutional Plus Class Prospectus | Growth Opportunities Fund | Institutional Plus
Growth Opportunities Fund
Investment Objective
The Tributary Growth Opportunities Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Institutional Plus Class Prospectus Growth Opportunities Fund Institutional Plus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.26%
Total Annual Fund Operating Expenses		1.01%
Fee Waiver	[2]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver		0.94%
[1]	"Other Expenses" include an administrative fee of .07% which is payable to the investment adviser.
[2]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (which apply to the Institutional Class shares only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.94%. The Institutional Class may incur an additional shareholder servicing fee of up to .25%. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Directors approves a change in or elimination of the waiver.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Institutional Plus Class Prospectus Growth Opportunities Fund Institutional Plus	96	315	551	1,230

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights. The Fund may also invest up to 35% of its assets in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalization. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts ("ADRs").

The investment adviser seeks to implement a core growth approach to the portfolio that targets companies with above average growth characteristics and below average valuations. The focus is on investing in companies with sustainable above average growth in sales, earnings, and intrinsic value. The investment adviser employs multiple diversification strategies to control risk and the Fund's holdings are diversified across the major economic sectors and by the number of company positions.

Principal Risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Foreign Securities Risk: Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Growth Investing Risk: The Fund's growth approach to its equity investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for this Fund may not grow as the investment adviser anticipated.

Performance History for Past 10 Years

The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year. The table compares the Fund's average annual returns for 1, 5, and 10 years to broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance for the Fund is available on the Performance tab of the Fund's website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns - Institutional Plus Class (%)

The Institutional Plus Class' total return for the six-month period ended June 30, 2014 was 3.72%.
Best Quarter	Worst Quarter
March 31, 2012	June 30, 2012
15.81%	-7.53%

Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Returns Institutional Plus Class Prospectus Growth Opportunities Fund		Average Annual Returns, 1 Year	Average Annual Returns, Life of Class	Average Annual Returns, Inception Date
Institutional Plus		37.63%	23.91%	Oct. 14, 2011
Institutional Plus After Taxes on Distributions		34.96%	22.61%
Institutional Plus After Taxes on Distributions and Sale of Fund Shares		22.98%	18.66%
Institutional Plus Russell Midcap Growth Index	[1]	35.74%	23.28%	Oct. 14, 2011
Institutional Plus S&P 500 Index		32.39%	23.13%	Oct. 14, 2011
[1]	The Russell Midcap Growth Index is the primary benchmark for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.